Recurring Fair Value Measurements (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Aug. 30, 2021
Recurring Fair Value Measurements (Details) [Line Items]
Business combination, percentage	30.00%	90.00%	90.00%
Minimum [Member]
Recurring Fair Value Measurements (Details) [Line Items]
Working capital loan (in Dollars)	$ 0